Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Significant Accounting Policies [Abstract]
Disclosure of detailed information about property, plant and equipment useful life
Upon entering commercial production stage, capitalized costs associated with the acquisition of the mineral property or the development of the mine, are amortized using the various methods based in the asset categories as follows:

Corporate assets	two to seven years, straight line

Vehicles	three to five years, straight line

Production and related equipment	units of production over proven and probable reserves

General infrastructure	units of production over proven and probable reserves

Earthmoving equipment	straight line over shorter of life of mine or life of the asset

Mineral properties	units of production over proven and probable reserves

Assets under construction	not depreciated until ready for use